SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
January 1,	$ 2,620	$ 2,624
Charged to costs and expenses relating to new sales	1,091	1,154
Costs of product warranty claims	(1,195)	(989)
Foreign currency translation adjustments	(343)	(169)
December 31,	$ 2,173	$ 2,620
Minimum [Member]
Warranty:
Warranty term	3 years
Maximum [Member]
Warranty:
Warranty term	10 years